FINANCE INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Finance income on bank balances	$ 100	$ 104	$ 77
Guarantee fees received	6	5	4
Interest on joint venture loan	36	0	0
Finance income	142	109	81
Unwinding of long-term receivables	18	18	0
Total finance income and unwinding of long-term receivables	$ 160	$ 127	$ 81